Loss (Profit) Per Share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
Options exclued from diluted weighted-average number of common shares become anti-dilutive	16,350,000	0